Derivatives and fair value measurements	12 Months Ended
Dec. 31, 2016
Derivatives and fair value measurements [Abstract]
Derivatives and fair value measurements
14.      Derivatives and fair value measurements:

The Company uses derivatives in accordance with its overall risk management strategy. The changes in the fair value of these derivatives are recognized immediately through earnings. For additional information on its derivatives accounting policy, see Note 2.

The following describes the Company's derivative classifications: The Company enters into interest rate swap contracts to economically hedge its exposure to variability in its floating rate long-term debt. Under the terms of the interest rate swaps, the Company and the bank agreed to exchange at specified intervals the difference between paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amount and maturity. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates to equivalent fixed rates.

The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its debt liabilities denominated in foreign currencies.

In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between an agreed fixed, set at inception, and the current exchange rate, calculated by reference to an agreed notional amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made at each due date.

As of December 31, 2016 and 2015, the Company was committed to the following swap arrangements:

As of December 31, 2016
	Interest Rate Index	Principal Amount	Fair Value/ Carrying Amount of Asset/ (Liability)	Weighted-average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$3,685	$(399)	9.25	2.35%
U.S. Dollar-denominated Interest Rate Swap	Libor	75,000	1,463	4.43	1.39%
U.S. Dollar-denominated Interest Rate Swap	Libor	75,000	1,608	4.42	1.35%
U.S. Dollar-denominated Interest Rate Swap	Libor	$75,000	$2,970	4.52	0.95%

As of December 31, 2015
	Interest Rate Index	Principal Amount	Fair Value/ Carrying Amount of Asset/ (Liability)	Weighted-average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$4,233	$(420)	10.25	2.35%

The Company is exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreement. In order to minimize counterparty risk, the Company enters into derivative transactions with counterparties that are rated AAA or at least A at the time of the transactions.

The Company uses fuel pricing contracts to hedge exposure to changes in the net cost of marine fuel purchases. The Company has the right of offset with the counterparty of the fuel pricing contracts, and settles outstanding balances on a monthly basis. Therefore, these amounts are presented on a net basis in the consolidated balance sheets (on a gross basis: an asset of $21,089 and a liability of $33,497 as of December 31, 2016 and an asset of $46,949 and a liability of $24,533 as of December 31, 2015).

The following table presents information about its derivative instruments measured at fair value and their locations on the consolidated balance sheets:

		As of December 31,
Assets/(Liabilities)	Balance Sheet Location	2016	2015

Fuel pricing contracts	Derivative asset, current	$-	$22,416
Fuel pricing contracts	Derivative liability, current	(12,408)	-
Currency contracts	Derivative liability, current	(95)	-
Currency contracts	Derivative liability, non-current	(588)	-
Interest rate swaps	Derivative asset, non-current	6,041	-
Interest rate swaps	Derivative liability, non-current	(399)	(420)
Total, net		$(7,449)	$21,996

The Company discloses information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its balance sheet. The derivatives instruments are subject to a master netting agreement allowing for the netting of assets and liabilities on the consolidated balance sheets.

The following table presents the offsetting of fuel pricing contracts as of December 31, 2016 and 2015:

	Gross Amounts of Recognized Liabilities	Gross Amounts of Recognized Assets	Net Amounts presented in the Balance Sheet Asset / (Liability)
December 31, 2016	$(33,497)	$21,089	$(12,408)
December 31, 2015	$(24,533)	$46,949	$22,416

The following table presents the effect and financial statement location of its derivative instruments on its consolidated statements of income for the years ended December 31, 2016, 2015 and 2014:

Statements of Income		For the year ended December 31,
Income/ (loss)	Location	2016	2015	2014

Fuel pricing contracts	Cost of revenue - third-parties	$(70,213)	45,782	$50,472
Currency contracts	Foreign exchange losses, net	(683)	-	-
Interest rate contracts	Interest and finance costs	6,062	62	(250)
Total		$(64,834)	45,844	$50,222

The following table sets forth by level its assets/ liabilities that are measured at fair value on a recurring basis. As required by the fair value guidance, assets/ liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair value measurements at December 31, 2016
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate swap	$(399)	$-	$(399)	$-
Interest rate swap	6,041		6,041
Currency contracts	(683)		(683)
Fuel pricing contracts	(12,408)	-	(12,408)	-

Total	$(7,449)	$-	$(7,449)	$-

		Fair value measurements at December 31, 2015
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	$(420)	$-	$(420)	$-
Fuel pricing contracts	22,416	-	22,416	-

Total	$21,996	$-	$21,996	$-

The fair value of the interest rate swaps is determined using the discounted cash flow method based on market-based EURIBOR or LIBOR rates swap yield curves, taking into account current interest rates. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs.

The fair value of the foreign currency contracts is determined based on the agreed fixed and the current exchange currency for the amount agreed to be exchanged on each contract.

The Company uses observable inputs to calculate the mark-to-market valuation of the fuel pricing derivatives. Fuel pricing contracts are valued using quoted market prices of the underlying commodity. During the years ended December 31, 2016 and 2015, the Company entered into fuel pricing contracts for 29,562,250 metric tons and 14,553,635 metric tons, respectively.

The Company's derivatives trade in over-the-counter markets, and as such, model inputs are generally observable and do not require significant management judgment. Such instruments are classified within Level 2 of the fair value hierarchy.